Related Party Disclosures - Amounts Due From Affiliate Companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due from affiliate companies	$ 75,359	$ 73,009
Navios Holdings (Parent)
Disclosure of transactions between related parties [line items]
Amounts due from affiliate companies	75,077	72,315
Navios Shipmanagement Inc. (Other related party)
Disclosure of transactions between related parties [line items]
Amounts due from affiliate companies	$ 282	$ 694